Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
L10 SHARES | DFA VA Global Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA VA Global Moderate Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA VA Global Moderate Allocation Portfolio (the “Portfolio”) is to seek total return consisting of capital appreciation and current income. The DFA VA Global Moderate Allocation Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the DFA VA Global Moderate Allocation Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses in the table would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The DFA VA Global Moderate Allocation Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA VA Global Moderate Allocation Portfolio’s performance. During the most recent fiscal year, the DFA VA Global Moderate Allocation Portfolio’s portfolio turnover rate was 28% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class L10 shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the DFA VA Global Moderate Allocation Portfolio with the cost of investing in other mutual funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to both global equity and global fixed income securities. Generally, the DFA VA Global Moderate Allocation Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation that provides a moderate allocation to global equity securities, with an allocation of approximately 50% to 70% of the Portfolio’s assets to domestic and international equity Underlying Funds and 30% to 50% of its assets to fixed income Underlying Funds. Periodically, the Advisor will review the allocations for the DFA VA Global Moderate Allocation Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the DFA VA Global Moderate Allocation Portfolio.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the DFA VA Global Moderate Allocation Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this Prospectus, the DFA VA Global Moderate Allocation Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes which may include frontier markets (emerging market countries in an earlier stage of development); and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests as of the date of this Prospectus are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.”

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Such Underlying Funds do not intend to use derivative for purposes of speculation or leveraging investment returns. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.

		Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the DFA VA Global Moderate Allocation Portfolio is affected by the investment performance of the Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests. The ability of the DFA VA Global Moderate Allocation Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the DFA VA Global Moderate Allocation Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the DFA VA Global Moderate Allocation Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the DFA VA Global Moderate Allocation Portfolio is subject to the risks of the Underlying Funds’ investments. Certain risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the DFA VA Global Moderate Allocation Portfolio, there is a risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance.

Risks of Banking Concentration: Certain fixed income Underlying Funds in which the DFA VA Global Moderate Portfolio invests will concentrate their assets in the banking industry under certain market conditions. Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

		Other risks of the Underlying Funds are described in the DFA VA Global Moderate Allocation Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the DFA VA Global Moderate Allocation Portfolio, there is a risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the DFA VA Global Moderate Allocation Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA VA Global Moderate Allocation Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the DFA VA Global Moderate Allocation Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available,
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	DFA VA Global Moderate Allocation Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 65% MSCI All Country World Index (net dividends) and 35% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The DFA VA Global Moderate Allocation Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA VA Global Moderate Allocation Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2014-December 2014
Highest Quarter	Lowest Quarter
3.31 (4/14-6/14)	-2.51 (7/14-9/14)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
L10 SHARES | DFA VA Global Moderate Allocation Portfolio | Class L10
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.58%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	265
L10 SHARES | DFA VA Global Moderate Allocation Portfolio | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	3.12%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.51%)
One Year	rr_AverageAnnualReturnYear01	3.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 2013	[4]
L10 SHARES | DFA VA Global Moderate Allocation Portfolio | MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
L10 SHARES | DFA VA Global Moderate Allocation Portfolio | Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
L10 SHARES | DFA VA Global Moderate Allocation Portfolio | DFA VA Global Moderate Allocation Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.11%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%	[5]

[1]	“Shareholder Services Fees” are paid to third parties that provide administrative and shareholder services to investors.
[2]	The Class L10 shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[3]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
[4]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class L10 shares because the shares are invested in the same portfolio securities. Returns for the Class L10 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class L10 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class L10 shares have higher expenses than the Institutional Class shares.
[5]	DFA VA Global Moderate Allocation Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 65% MSCI All Country World Index (net dividends) and 35% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.